5. Stock Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION

Compensation costs related to share-based payment transactions, including employee stock options, are recognized in the financial statements utilizing the straight line method for the cost of these awards.

The Company's results for the three month periods ended June 30, 2015 and 2014 include employee share-based compensation expense totaling approximately $501,000 and $551,000, respectively. The Company's results for the six month periods ended June 30, 2015 and 2014 include employee share-based compensation expense totaling approximately $955,000 and $1,642,000, respectively. Such amounts have been included in the Condensed Consolidated Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the three and six months ended June 30, 2015 and 2014 (unaudited):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Employee stock-based compensation - option grants	$315,763	$14,791	$751,754	$29,582
Employee stock-based compensation - stock grants	–	–	–	–
Non-Employee stock-based compensation - option grants	11,455	214,748	29,405	920,261
Non-Employee stock-based compensation - stock grants	–	321,603	–	370,748
Non-Employee stock-based compensation-stock warrant	174,055	–	174,055	321,603
Total	$501,273	$551,142	$955,214	$1,642,194

The Company’s results for the years ended December 31, 2014 and 2013 include employee share-based compensation expense totaling $3,117,807 and $1,765,074, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the years ended December 31, 2014 and 2013:

	Years Ended December 31,
	2014	2013
Employee stock based compensation-option grants	$2,392,542	$258,511
Employee stock based compensation-stock grants	-	–
Non-Employee stock based compensation-option grants	213,265	347,138
Non-Employee stock based compensation-stock grants	-	1,048,091
Non-Employee stock based compensation-stock warrant	512,000	111,334
	$3,117,807	$1,765,074